Business Combinations (Details) - Schedule of Estimated Fair Value of the Identifiable Assets and Liabilities - Business Combinations [Member] $ in Thousands	Jun. 09, 2021 USD ($)
Schedule of Estimated Fair Value of the Identifiable Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 810
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416
Intangible assets	2,491
Total assets	4,785
Accounts payable and accrued expenses	(745)
Lease liability	(501)
Total liabilities	(1,246)
Net identifiable assets	3,539
Goodwill arising on acquisition	1,370
Total cost of acquisition	4,909
Cash paid	4,327
Cash and cash equivalents acquired	810
Net cash outflow	3,517
Equity contribution by shareholder	$ 582